SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Real Estate Inventory (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of impairment recognized	¥ 0	¥ 0
Other expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of impairment recognized			¥ 18,092